Long Term Obligations - 2016 Senior Subordinated Notes and 2018 and 2019 Senior Notes - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Senior Notes Due 2018 [Member]	Dec. 31, 2013 Senior Notes Due 2019 [Member]	Dec. 31, 2013 11% Senior Subordinated Notes, paid in 2013 [Member]
Debt Instrument [Line Items]
Interest rate of senior subordinated notes			8.625%	7.875%	11.00%
Aggregate principal amount	$ 3,525,347,000	$ 4,017,656,000	$ 500,000,000	$ 650,000,000	$ 450,000,000
Redemption date of senior subordinated notes					Apr. 26, 2013
Redemption price percentage					103.667%
Subordinated debt call premium					16,500,000
Deferred Debt acquisition cost					$ 6,600,000
Description Of Redemption Price Of Senior Notes			Redemption price equal to 100% of the principal amount of 2018 Senior Notes redeemed plus the applicable premium	Redemption price equal to 100% of the principal amount of 2019 Senior Notes redeemed plus the applicable premium